Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 6,059	$ 6,151
Other comprehensive (loss) income before reclassifications	(2,629)	(211)
Amounts reclassified from AOCI		119
Unrealized net loss related to short-term investments	(2)
Net current period other comprehensive income (loss)	(2,631)	(92)
Balance	3,428	6,059
Cumulative Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	6,058	6,269
Other comprehensive (loss) income before reclassifications	(2,629)	(211)
Net current period other comprehensive income (loss)	(2,629)	(211)
Balance	3,429	6,058
Unrealized Gains and Losses on Derivative Instruments and Short-term Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	1	(118)
Amounts reclassified from AOCI		119
Unrealized net loss related to short-term investments	(2)
Net current period other comprehensive income (loss)	(2)	119
Balance	$ (1)	$ 1